Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Equipment
The following table summarizes the movement for the six months ended June 30, 2020:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2020	38	(15)	23
Depreciation	—	(3)	(3)
As at June 30, 2020	38	(18)	20

The following table summarizes the movement for the six months ended June 30, 2021:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2021	39	(20)	19
Depreciation	—	(3)	(3)
As at June 30, 2021	39	(23)	16